UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.   Name and address of issuer:   PaineWebber Incorporated
                              1200 Harbor Boulevard
                              Weehawken, New Jersey  07087

2.   The name of each series or class of securities for which this
Form
     is filed (If the form is being filed for all series and
classes of securities
     of the issuer, check the box but do not list series or
classes):     [x]

                    Municipal Bond Trust Series 234

3.   Investment Company Act File Number:   811-2599

     Securities Act File Number:   33-43474

4(a).     Last day of fiscal year for which this Form is filed:
12/31/99

4(b).     [  ]      Check box if this Form is being filed late
(i.e., more than 90
          calendar days after the end of the issuer's fiscal
year).
          (See Instruction A.2)

4(c).     [  ]      Check box if this is the last time the issuer
will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):
$0

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:
$771,440

     (iii)     Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not previously
          used to reduce registration fees payable to the
          Commission:                             $1,337,685

     (iv) Total available redemption credits [add Items 5(ii) and
5(iii)]:       ($2,109,125)

     (v)  Net sales -- If Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:
$0

     (vi) Redemption credits available for use in future years
          -- If Item 5(i) is less than Item 5(iv)  [subtract Item
          5(iv) from Item 5(i)]:
($2,109,125)

     (vii)     Multiplier for determining registration fee (See
          Instruction C.9):
x.000264

     (viii)    Registration fee due [multiply Item 5(v) by Item
5(vii)]
          (enter "0" If no fee is due):
=$0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number
     of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant
     to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
+$0

8. Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
=$0

9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

          Method of Delivery:

                    [  ] Wire Transfer
                    [  ] Mail or other means






SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/   ROBERT E. HOLLEY
                              Robert E. Holley
                              Senior Vice President

Date:  March 29, 2000